Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Series A Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock, shares authorized	30,000,000	30,000,000	30,000,000
Series A Preferred Stock, shares issued	19,000,000	19,000,000	19,000,000
Series A Preferred Stock, shares outstanding	19,000,000	19,000,000	19,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	38,502,954	38,502,954	37,341,954
Common stock, shares outstanding	38,502,954	38,502,954	37,341,954